Income Taxes - Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Net operating loss and tax credit carryforwards		$ 15,508	$ 17,111
Deferred revenue and expenses		779	466
Accrued compensation and other benefits		1,322	877
Allowance for doubtful accounts		458	374
Unrealized exchange gains and losses
Total deferred tax assets		18,067	18,828
Valuation allowance
Net deferred tax assets		18,067	18,828
Deferred tax liabilities:
Accelerated tax depreciation and amortization		(38,830)	(34,592)
Other			(71)
Total deferred tax liabilities		(38,830)	(34,663)
Net deferred tax liabilities	$ (24,018)	$ (20,763)	$ (15,835)